OPERATING LEASE - Schedule of Supplemental Information Related to Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Oct. 01, 2023
Leases [Abstract]
Operating lease right-of-use assets	$ 0	$ 93	$ 200
Operating lease liabilities		$ 99	$ 300
Weighted average remaining lease term		9 months
Weighted average discount rate		8.00%